Segment Information - Shared Assets (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Segment Reporting Information [Line Items]
Net sales	$ 337,591	$ 416,239	$ 395,724	$ 353,046	$ 358,375	$ 437,814	$ 432,367	$ 432,586	$ 426,401	$ 1,523,384	$ 1,729,168	$ 1,702,838
Adjusted EBITDA	57,895				53,810					263,139	186,270	146,214
Capital Expenditures	3,964				4,663					16,830	26,849	24,362
Total Assets	1,019,236	1,164,568				1,113,799				1,164,568	1,113,799	1,185,419
Electrical Raceway
Segment Reporting Information [Line Items]
Net sales	222,442				223,304					986,407	1,004,683	967,105
Adjusted EBITDA	40,318				34,433					174,588	106,717	86,273
Mechanical Products & Solutions
Segment Reporting Information [Line Items]
Net sales	115,149				135,071					536,977	724,485	735,733
Adjusted EBITDA	17,577				19,377					88,551	79,553	59,941
Operating Segments | Electrical Raceway
Segment Reporting Information [Line Items]
Capital Expenditures										8,298	12,210	10,873
Total Assets		533,732				590,999				533,732	590,999	591,098
Operating Segments | Mechanical Products & Solutions
Segment Reporting Information [Line Items]
Capital Expenditures										6,993	10,918	9,474
Total Assets		375,510				439,037				375,510	439,037	507,967
Intersegment Sales
Segment Reporting Information [Line Items]
Net sales	(550)				(332)					(1,873)	(1,173)	(978)
Intersegment Sales | Electrical Raceway
Segment Reporting Information [Line Items]
Net sales	521				301					1,718	896	661
Intersegment Sales | Mechanical Products & Solutions
Segment Reporting Information [Line Items]
Net sales	$ 29				$ 31					155	277	317
Unallocated
Segment Reporting Information [Line Items]
Capital Expenditures										1,539	3,721	4,015
Total Assets		$ 255,326				$ 83,763				$ 255,326	$ 83,763	$ 86,354